<sequence>1
<filename>Common Pension Fund B 13F-September 2011.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	October 21, 2011


Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   13

Form 13F Information Table Value Total:	   34090 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
BLACKROCK CORPORATE HIGH YIEL     COM              09255P10  4228       400000     SH         SOLE            400000
BLACKROCK DEBT STRATEGIES FUND    COM              09255R10  3078       805811     SH         SOLE            805811
DEX ONE CORP                      COM              25212W10  2          4327       SH         SOLE            4327
GENERAL MOTORS CO                 COM              37045V10  36         1793       SH         SOLE            1793
GENERAL MOTORS CO WTS             *W EXP 07/10/201 37045V12  13         1630       SH         SOLE            1630
GENERAL MOTORS CO WTS             *W EXP 07/10/201 37045V11  19         1630       SH         SOLE            1630
HORIZON LINES INC                 NOTE 4.250% 8/1  44044KAB  657        900000     SH         SOLE            900000
ISHARES IBOXX   HIGH YIELD COR    HIGH YLD CORP    46428851  4137       50000      SH         SOLE            50000
LEAP WIRELESS INTL INC            NOTE 4.500% 7/1  521863AL  4          5000       SH         SOLE            5000
PIMCO HIGH INCOME FUND            COM SHS          72201410  5749       504700     SH         SOLE            504700
SPDR DB INTERNATIONAL GOVERNME    DB INT GVT ETF   78464A49  11442      200000     SH         SOLE            200000
SUPERMEDIA INC                    COM              86844710  0          288        SH         SOLE            288
WESTERN ASSET HIGH INCOME FUND    COM              95766J10  4725       500000     SH         SOLE            500000
